PUBLIC OFFERING (Details) - $ / shares		3 Months Ended			9 Months Ended		12 Months Ended
	Nov. 24, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Number of shares issued		106,752		75,694	1,830,071	148,011		164,886	122,560
Exercise price of warrant		$ 1.61	$ 1.61		$ 1.61			$ 1.61
LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Number of units sold			8,009,041
Initial Public Offering | LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Number of units sold	8,009,041
Number of shares issued	8,009,041	1,125,000
Purchase price, per share	$ 10.00
Over-allotment option | LifeSci Acquisition II Corp
Subsidiary, Sale of Stock [Line Items]
Number of units sold	509,041
Number of shares issued	509,041	509,041					509,041
Purchase price, per share	$ 10.00	$ 10.00			$ 10.00		$ 10.00